Hoya Capital High Dividend Yield ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 88.3%
	Dividend Champions - 15.5%
2,999	Alexandria Real Estate Equities, Inc.	$466,674
4,537	Boston Properties, Inc.	327,027
2,505	Crown Castle, Inc.	354,282
3,512	Digital Realty Trust, Inc.	394,960
6,351	Equity Residential	411,926
2,744	Extra Space Storage, Inc.	440,933
9,399	Iron Mountain, Inc.	510,648
11,261	National Retail Properties, Inc.	522,060
4,465	Simon Property Group, Inc.	533,300
5,794	WP Carey, Inc.	456,567
		4,418,377
	Large-Cap REITs - 15.2%
40,600	AGNC Investment Corporation	405,594
18,730	Annaly Capital Management, Inc.	405,879
15,978	Blackstone Mortgage Trust, Inc. - Class A	403,764
10,783	Gaming and Leisure Properties, Inc.	567,294
26,195	Medical Properties Trust, Inc.	343,678
45,171	Rithm Capital Corporation	408,798
16,596	Omega Healthcare Investors, Inc.	502,527
11,858	Spirit Realty Capital, Inc.	491,158
20,910	Starwood Property Trust, Inc.	447,683
14,252	Vornado Realty Trust	360,433
		4,336,808
	Mid-Cap REITs - 29.5% (a)
31,790	Apollo Commercial Real Estate Finance, Inc.	392,924
23,916	Arbor Realty Trust, Inc.	355,870
35,639	Brandywine Realty Trust	246,266
18,639	Broadstone Net Lease, Inc.	316,304
21,511	CareTrust REIT, Inc.	425,918
40,619	Chimera Investment Corporation	278,240
19,624	Easterly Government Properties, Inc.	310,844
7,903	EPR Properties	328,844
27,399	Global Net Lease, Inc.	370,708
9,943	Highwoods Properties, Inc.	296,301
3,072	Innovative Industrial Properties, Inc.	372,357
19,333	KKR Real Estate Finance Trust, Inc.	319,961
34,795	Ladder Capital Corporation	386,225
10,153	LTC Properties, Inc.	398,911
29,207	MFA Financial, Inc.	326,534
6,644	National Health Investors, Inc.	373,791
20,782	Outfront Media, Inc.	380,103
24,327	PennyMac Mortgage Investment Trust	371,473
21,012	Physicians Realty Trust	313,709
26,533	Piedmont Office Realty Trust, Inc.	276,209
26,919	Ready Capital Corporation	360,715
28,933	Sabra Health Care REIT, Inc.	373,525
6,274	SL Green Realty Corporation	263,257
19,004	Two Harbors Investment Corporation	311,666
35,949	Uniti Group, Inc.	273,931
		8,424,586
	Small-Cap REITs - 28.1% (a)
22,106	AFC Gamma, Inc.	386,413
1,582	Alexander’s, Inc.	386,388
49,435	American Finance Trust, Inc.	330,226
51,782	ARMOUR Residential REIT, Inc.	304,478
45,757	BrightSpire Capital, Inc.	326,705
52,877	Broadmark Realty Capital, Inc.	215,209
56,699	Cherry Hill Mortgage Investment Corporation	335,091
29,075	City Office REIT, Inc.	287,552
48,892	Ellington Residential Mortgage REIT	355,445
85,499	Franklin Street Properties Corporation	249,657
14,037	Getty Realty Corporation	463,502
19,842	Gladstone Commercial Corporation	376,799
30,670	Global Medical REIT, Inc.	309,767
37,187	Granite Point Mortgage Trust, Inc.	238,369
26,760	Industrial Logistics Properties Trust	108,913
22,348	Invesco Mortgage Capital, Inc.	293,429
129,581	New York Mortgage Trust, Inc.	364,123
18,378	Office Properties Income Trust	281,000
14,470	One Liberty Properties, Inc.	344,965
25,153	Orchid Island Capital, Inc.	273,161
25,551	Postal Realty Trust, Inc. - Class A	395,785
78,107	Sachem Capital Corporation	281,185
37,662	TPG RE Finance Trust, Inc.	279,075
7,565	Universal Health Realty Income Trust	397,087
22,606	Urstadt Biddle Properties, Inc. - Class A	432,453
		8,016,777
	TOTAL COMMON STOCKS (Cost $30,389,097)	25,196,548

	PREFERRED STOCKS - 10.4%
	Preferreds Issued By U.S. REITs - 10.4%
	AGNC Investment Corporation
4,544	Series C, 9.190%, Perpetual (c)	112,100
4,882	Series E, 6.500%, Perpetual (b)	105,354
	Annaly Capital Management, Inc.
4,475	Series F, 8.667%, Perpetual (c)	109,190
4,777	Series G, 6.500%, Perpetual (b)	109,871
4,655	Series I, 6.750%, Perpetual (b)	106,879
	ARMOUR Residential REIT, Inc.
4,807	Series C, 7.000%, Perpetual	97,582
	Chimera Investment Corporation
4,745	Series B, 8.000%, Perpetual (b)	101,828
5,184	Series C, 7.750%, Perpetual (b)	98,133
4,964	Series D, 8.000%, Perpetual (b)	100,173
	DigitalBridge Group, Inc.
4,740	Series H, 7.125%, Perpetual	87,690
4,749	Series I, 7.150%, Perpetual	90,421
4,784	Series J, 7.125%, Perpetual	90,035
	Global Net Lease, Inc.
4,644	Series A, 7.250%, Perpetual	105,187
4,769	Series B, 6.875%, Perpetual	104,060
	Hersha Hospitality Trust
5,298	Series D, 6.500%, Perpetual	103,788
	Invesco Mortgage Capital, Inc.
5,247	Series B, 7.750%, Perpetual (b)	108,088
5,178	Series C, 7.500%, Perpetual (b)	101,748
	KKR Real Estate Finance Trust, Inc.
4,699	Series A, 6.500%, Perpetual	83,407
	MFA Financial, Inc.
4,953	Series C, 6.500%, Perpetual (b)	90,046
	Necessity Retail REIT, Inc.
4,470	Series A, 7.500%, Perpetual	92,484
	New York Mortgage Trust, Inc.
4,880	Series D, 8.000%, Perpetual (b)	97,600
4,806	Series E, 7.875%, Perpetual (b)	100,445
	PennyMac Mortgage Investment Trust
4,393	Series B, 8.000%, Perpetual (b)	95,855
5,163	Series C, 6.750%, Perpetual	92,056
	Rithm Capital Corporation
4,723	Series B, 7.125%, Perpetual (b)	97,766
5,220	Series C, 6.375%, Perpetual (b)	94,952
	RLJ Lodging Trust
4,182	Series A, 1.950%, Perpetual (d)	103,295
	SITE Centers Corporation
4,652	Series A, 6.375%, Perpetual	109,462
	Two Harbors Investment Corporation
4,789	Series B, 7.625%, Perpetual (b)	89,985
5,019	Series C, 7.250%, Perpetual (b)	96,566
		2,976,046
	TOTAL PREFERRED STOCKS (Cost $3,418,645)	2,976,046

	SHORT-TERM INVESTMENTS - 1.2%
343,182	First American Government Obligations Fund, Class X, 3.67% (e)	343,182
	TOTAL SHORT-TERM INVESTMENTS (Cost $343,182)	343,182

	TOTAL INVESTMENTS - 99.9% (Cost $34,150,924)	28,515,776
	Other Assets in Excess of Liabilities - 0.1%	34,367
	NET ASSETS - 100.0%	$28,550,143

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
REIT	Real Estate Investment Trust.
(a)
The Index, and consequently the Fund, is expected to concentrate its investments in real estate-related industries. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

(b)	Variable rate security based on a reference index and spread. Rate is fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2022.
(c)	Variable rate security based on a reference index and spread. Rate disclosed is the rate in effect as of November 30, 2022.
(d)	Convertible security.
(e)	Rate shown is the annualized seven-day yield as of November 30, 2022.

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,196,548	$-	$-	$25,196,548
Preferred Stocks	2,976,046	-	-	2,976,046
Short-Term Investments	343,182	-	-	343,182
Total Investments in Securities	$28,515,776	$-	$-	$28,515,776
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2022, the Fund did not recognize any transfers to or from Level 3.